Significant accounting policies	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Significant accounting policies

2    Significant accounting policies

2.1 Basis for preparation of the consolidated financial statements

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets, derivative financial instruments and contingent consideration from business combinations that have been measured at fair value.

Arco is a holding company and considers the currency of the local environment of the operational companies in Brazil as its functional currency, as this is the environment which drives the dividend income it receives, which is its primary source of revenue.

Therefore, the functional currency of the Company is the Brazilian real and the consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”). All amounts are rounded to the nearest thousands, except when otherwise indicated.

The consolidated financial statements provide comparative information in respect of the previous period.

2.2 Significant events during the year

During the year ended December 31, 2019, the Company had the following changes in its corporate organization:

(a) Internal restructurings

Escola de Aplicação São José dos Campos Ltda.

On January 2, 2019, the Company agreed to sell its shares of Escola de Aplicação São José dos Campos Ltda., which is part of the Company’s Core segment, to its minority shareholders. The transaction price of R$ 3,741 will be received in 16 quarterly installments from January 2022 to October 2025, adjusted by the IGP-M (Brazilian general market price index issued by the FGV – “Fundação Getúlio Vargas”). The gain on sale of investment was R$ 3,286, and is classified in Other income (expenses) net in the statement of income.

SAE Digital S.A.

On February 1, 2019, EAS spun-off its investment in SAE Digital to a new holding company, which was subsequently merged by SAE Digital and its shares were issued to Arco Brazil. When EAS acquired SAE Digital, goodwill was treated as not deductible. However, after this transaction, SAE Digital has the tax benefit of the deductibility of the goodwill, which will generate a future tax benefit and a deferred tax asset of R$ 5,135. The deductible goodwill amounts to R$ 14,597. The net effect of R$ 9,462 was accounted for in equity.

Novagaúcha Editora e Livraria Ltda.

On March 31, 2019, Novagaúcha Editora e Livraria Ltda. was merged by Barra Américas Editora Ltda. The goodwill of this transaction is R$ 4,330 and was charged to equity. No tax benefit was generated in this transaction.

NS Ventures Participações Ltda. and NS Educação Ltda.

On May 1, 2019, continuing the corporate restructuring, SAE Digital merged NS Educação Ltda. (“NS Educação”) and NS Ventures Participações S.A. (“NS Ventures”). In 2017, when NS Ventures acquired a 30% interest in SAE Digital and a 100% interest in NS Educação, the goodwill was treated as not deductible; however, after this transaction, SAE Digital has the tax benefit of the deductibility of the goodwill, which will generate a future tax benefit and a deferred tax asset of R$ 11,762. The deductible goodwill amounts to R$ 34,594. The net effect of R$ 22,832 was accounted for in equity.

NLP Soluções Educacionais Ltda.

NLP Soluções Educacionais Ltda. (“Pleno”) is a subsidiary founded in 2019 through the contribution of 100% of the share capital of EAS Educação S.A. which is the subsidiary of Arco Brazil, its parent company. Pleno’s corporate purpose is to provide content to develop socio-emotional skills.

(b) Acquisition of investments

Nave à Vela Ltda.

In May 2019, the Company acquired a 13.2% interest in Nave à Vela Ltda. (“Nave”) and such investment was accounted for under the equity method through October 2019, when the Company acquired control and Nave became a consolidated subsidiary of the Company with 51.0% interest in the share capital of Nave. See Note 4b.

EEM Licenciamento de Programas Educacionais Ltda.

On April 29, 2019, the Company acquired the control of EEM Licenciamento de Programas Educacionais Ltda. (“EEM”) by acquiring 100% of its outstanding ordinary shares and voting interests as described in Note 4a.

Sistema Positivo de Ensino

On May 7, 2019, the Company announced that it entered into a definitive agreement to acquire Sistema Positivo de Ensino (“Positivo”), one of the largest K‑12 content providers to private schools in Brazil. Positivo is composed of seven entities as follows: Positivo Soluções Didáticas Ltda., Editora Piá Ltda., Osterreich Investimentos – Participações Societárias S.A., Mendel Investimentos  – Participações Societárias S.A., Torino Investimentos – Participações Societárias S.A., Remare Investimentos – Participações Societárias S.A., Fahe Investimentos – Participações Societárias S.A.

On November 1, 2019 the Company concluded the transaction through its subsidiary EAS and, on the same date, acquired control of Positivo. See Note 4c.

Geekie Desenvolvimento de Softwares S.A.

In 2019, Arco acquired an additional 31% interest in the share capital of Geekie through a capital increase and the purchase of minority shareholders increasing its total interest to 37.5% as descried in Note 11.

2.3 Basis of consolidation and investments in associates and joint ventures

The consolidated financial statements comprise the financial statements of the Company as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017.

The table below is a list of the Company’s subsidiaries, associates and joint venture:

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2019	2018	2017
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	—
EAS Educação S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Novagaúcha Editora e Livraria Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arco Ventures S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Escola de Aplicação São José dos Campos Ltda.	Educational services	Brazil	Subsidiary	—	69.6%	69.6%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
NS Ventures Participações Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
NS Educação Ltda.	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
Nave à Vela Ltda.	Educational content	Brazil	Subsidiary	51.0%	—	—
EEM Licenciamento de Programas Educacionais Ltda.	Educational technology	Brazil	Subsidiary	100.0%	—	—
NLP Soluções Educacionais Ltda.	Educational content	Brazil	Subsidiary	100.0%	—	—
Sistema Positivo de Ensino	Educational content	Brazil	Subsidiary	100.0%	—	—
WPensar S.A.	Educational technology	Brazil	Joint venture	25.0%	25.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Associate	37.5%	8.05%	6.5%

Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases control of the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, and any resulting gain or loss is recognized in profit or loss.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of income (loss) and comprehensive income (loss), changes in equity and financial position, respectively.

2.4 Summary of significant accounting policies

This note provides a description of the significant accounting policies adopted in the preparation of these consolidated financial statements in addition to other policies that have been disclosed in other notes to these consolidated financial statements. These policies have been consistently applied to all periods presented, unless otherwise stated.

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of income (loss) in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each segment that is expected to benefit from the combination.

Where goodwill has been allocated to a segment and part of the operation within that segment is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the segment unit retained.

The current Brazilian tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a corporate reorganization occurs after acquisition by the Company (i.e. when the Company merges or spins off the businesses acquired). Until such action occurs, the tax and accounting bases of the net assets acquired are the same as of the acquisition date and no deferred tax effects are recognized.

Certain acquired subsidiaries utilize the presumed profit regime as described in Note 24.a to calculate income taxes. Under this regime, there is no difference between the carrying amount and related tax basis of assets and liabilities and therefore no deferred income taxes were recorded in these financial statements at acquisition date or any subsequent periods.

b) Investment in associates and joint venture

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investments in its associate and joint venture are accounted for using the equity method.

Under the equity method of accounting, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint ventures is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of income (loss) reflects the Company’s share of the results of operations of the associate or joint venture. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity.

Unrealized gains and losses resulting from transactions between the Company and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Company’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of income (loss) outside operating profit and represents profit or loss after tax of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within share of profit (loss) of equity-accounted investees in the statement of income (loss).

c) Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•	Held primarily for the purpose of trading;
•	Expected to be realized within twelve months after the reporting period; or
•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;
•	It is held primarily for the purpose of trading;
•	It is due to be settled within twelve months after the reporting period; or
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

d) Fair value measurement

The Company measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or
•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

e) Financial instruments – initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

f) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price under IFRS 15.

For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income (OCI), it should give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified as: amortized cost or fair value through profit or loss. There are no financial assets designated as fair value through OCI.

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include trade receivables and certain financial investments.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes derivative instruments.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired; or
•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement‑and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment

Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Disclosures for significant assumptions - Note 3
•	Trade receivables, including contract assets - Note 7

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 360 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

g) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payables, loans and borrowings, financial instruments from acquisition of interests and accounts payable to selling shareholders.

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss
•	Financial liabilities at amortized cost (loans and borrowings)

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of income (loss).

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Financial liabilities at amortized cost (loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income (loss).

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income (loss).

h) Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

i) Derivative financial instruments

Initial recognition and subsequent measurement

The Company has derivative financial instruments from call and put options from acquisitions of subsidiaries, associates and joint venture. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are recorded directly to finance result.

j) Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand and short-term financial investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term financial investments, as they are considered an integral part of the Company’s cash management.

k) Inventories

Inventories are measured at the lower of cost and net realizable value. The costs of inventories are based on the average cost method and include costs incurred on the purchase of inventories, editorial production costs and other costs incurred in bringing them to their current location and condition. Costs of purchased inventory are determined after deducting any discounts and recoverable taxes.

Educational content in progress is considered as inventories in progress and comprises the costs incurred to create unfinished educational content. This amount is measured based on the allocation of hours incurred by editorial production employees in the preparation of educational content.

The inventory reserve for educational material is calculated based on their expected net realizable value. Inventory reserve corresponds to a reserve for inventory obsolescence and is recorded in cost of sales. It is estimated based on the amount of educational materials from prior collections which are no longer used for sale and educational materials which the Company expects will not be sold based on the actual sales. In determining the inventory reserve, the Company considers management’s current assessment of the marketplace, industry trends and projected product demand as compared to the number of units currently in stock.

l) Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	20% to 33%

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income (loss) when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

m) Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term, as follows:

Buildings	1 to 10 years
Equipment	4 years

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. Right-of use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

n) Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles are not capitalized, and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The Company capitalizes the costs directly related with the development of the educational platforms used to deliver content. These costs are substantially comprised of technology related services and payroll expenses, recorded as internally developed software in the educational platform accounting ledger. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in statement of income (loss) as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Costs associated with maintaining internally developed software are recognized as an expense as incurred.

The useful lives of intangible assets are assessed as finite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income (loss) in the expense category that is consistent with the function of the intangible assets.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income (loss).

o) Impairment of non-financial asset

Further disclosures relating to impairment of non-financial assets are also provided in the following notes:

•	Disclosures for significant assumptions – Note 3
•	Property and equipment – Note 12
•	Intangible assets – Note 14
•	Goodwill and intangible assets with indefinite lives – Note 14

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the statement of income (loss) in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income (loss).

Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired. An operating segment is the lowest level within the Company at which the goodwill is monitored for internal management purposes and therefore impairment tests of goodwill have been carried out at each operating segment level. Impairment is determined for goodwill by assessing the recoverable amount of each operating segment to which the goodwill relates. When the recoverable amount is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

p) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of income (loss) net of any reimbursement, when applicable.

q) Cash dividend

The Company recognizes a liability to pay a dividend when the distribution is authorized, and the distribution is no longer at the discretion of the Company. The distribution is authorized when it is required to pay a dividend of the profit for the year in accordance with the Company’s Articles of Association or is approved by the shareholders. A corresponding amount is recognized directly in equity.

r) Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

s) Share-based payments

Certain key executives of the Company receive remuneration in the form of share-based compensation, whereby the executives render services as consideration for equity instruments (equity-settled transactions).

The expenses of equity-settled transactions are determined by the fair value at the date when the grant is made using an appropriate valuation model. That expense is recognized in general and administrative expenses, together with a corresponding increase in equity (share-based compensation reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of income (loss) for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

t) Revenue from contracts with customers

Revenue from sale of education content

The Company sells educational content to private schools, which is delivered through printed and digital formats to private school. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services., i.e., at the moment it delivers the content to private schools in printed and digital format. The technology is provided solely in support of the best use of its content. Both printed and digital content are the same.

The digital content, including its features, is provided with the purpose of supporting the printed content, and it includes video lessons, online homework and assessments that are not customized and have no stand-alone value if used separately or outside of the main context. The digital content and related features are an evolution from a totally printed methodology to a broader approach and will continue to evolve and change in the coming years but are currently still deeply entwined with the printed content.

The Company generates substantially all its revenue from contracts that have an average term of three years, pursuant to which the Company provides educational content in printed and digital format to private schools. The Company’s revenue is driven by the number of enrolled students at each customer using the solutions and the agreed price per student per year, all in accordance with the terms and conditions set forth in each contract. Each contract contemplates penalties ranging between 20% to 100% of the remaining total value of the contract in the event of termination. However, the content already delivered to the private schools is not returned to the Company unless the return conditions in the following paragraph are met.

Pursuant to the terms of the contracts with the schools, they are required, by the end of November of each year, to provide the Company with an estimate of the number of enrolled students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its educational content. Since the contracts with the schools allows product returns or increase in the number of enrolled students up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. A right of return asset (and corresponding adjustment to cost of sales) is also recognized for the right to recover the goods from the customer.

The asset is measured at the former carrying amount of the inventory, less any expected costs to recover the goods and any potential decreases in value. The Company updates the measurement of the asset for any revisions to the expected level of returns and any additional decreases in the value of the returned products.

Interest income

For all financial instruments measured at amortized cost, interest income is recorded using the EIR method. The EIR is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income includes also gain from financial investments classified as financial assets at fair value through profit or loss. Interest income is included in finance income in the statement of income (loss).

u) Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint venture, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint venture, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

2.5        Changes in accounting policies and disclosures

Except for new standards IFRS 16 and IFRIC 23, which are discussed below, the other amendments to standards that apply from January 1, 2019 are primarily clarifications and none required a change in the Company’s accounting policies.

Additionally, the Company has not early adopted any new standards, amendments or interpretations that are effective after December 31, 2019.  It does not expect that these standards, amendments or interpretations will have a material effect on the Company’s financial statements.

New and amended IFRS standards and interpretations that are effective beginning on January 1, 2019

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases-Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized in retained earnings at the date of initial application. The Company elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The effect of adoption IFRS 16 as at January 1, 2019 is as follows:

Assets
Right-of-use assets	18,225
Deferred tax assets	613
Total assets	18,838

Liabilities
Lease liabilities	20,089
Total liabilities	20,089

Total adjustment on equity:
Retained earnings	(1,251)

a) Nature of the effect of adoption of IFRS16

The Company has lease contracts for properties. Before the adoption of IFRS 16, the Company classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. The Company did not have finance leases as of December 31, 2018. In an operating lease, the leased property was not capitalized, and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under Other assets and Trade payables, respectively. Upon adoption of IFRS 16, the Company applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Company.

The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets for most leases were recognized based on the carrying amount as if the standard had always been applied. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

The Company also applied the available practical expedients wherein it:

✓	Used an intrinsic discount rate, according to the characteristics for each lease;
✓	Relied on its assessment of whether leases are onerous immediately before the date of initial application;
✓	Applied the short-term leases and low-value assets exemptions to leases at the date of initial application;
✓	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application;
✓	Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as at December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	27,397
Weighted average incremental borrowing rate as at January 1, 2019	11.04%
Discounted operating lease commitments at January 1, 2019	20,642
Less:
Commitments related to sale of Escola de Aplicação São José dos Campos Ltda.	(553)
Lease liabilities as at January 1, 2019	20,089

The Company has the option, under some of its leases to lease the assets for additional terms. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately
•	The assumptions an entity makes about the examination of tax treatments by taxation authorities
•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates
•	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed.

The Company applies significant judgement in identifying uncertainties over income tax treatments.

Upon adoption of the Interpretation, the Company considered whether it has any uncertain tax positions. The Company applied the interpretation and concluded, based on its tax compliance that it is probable that its tax treatments will be accepted by the taxation authorities and did not have a significant impact on the consolidated financial statements.